Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Jun. 04, 2013	Sep. 30, 2013	Sep. 30, 2013 Incentive Stock Plan 2000 [Member]	Sep. 30, 2013 Incentive Stock Plan 2009 [Member]	Sep. 30, 2013 April 2012 Share Repurchase Program [Member]	Apr. 30, 2012 April 2012 Share Repurchase Program [Member]	Nov. 04, 2013 Subsequent Event [Member]	Jun. 04, 2013 Treasury Stock [Member]	Sep. 30, 2013 Treasury Stock [Member]	Sep. 30, 2012 Treasury Stock [Member]	Sep. 30, 2011 Treasury Stock [Member]	Jun. 04, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Jun. 04, 2013 Retained Earnings [Member]	Sep. 30, 2013 Retained Earnings [Member]	Sep. 30, 2012 Retained Earnings [Member]	Sep. 30, 2011 Retained Earnings [Member]
Common Stock Disclosures [Abstract]
Common Stock, Shares Authorized		300,000,000
Common Stock, Capital Shares Reserved for Future Issuance			300,000	1,800,000
Number of shares authorized to be repurchased		10,000,000				10,000,000
Remaining number of shares authorized to be repurchased					6,000,000
Total dividends declared		$ 108.1															$ 108.1	$ 25.6	$ 0
Dividends paid		105.6					31.0
Common stock, dividends declared (in dollars per share)							$ 0.50
Treasury share retirement (shares)	43,000,000								(42,757,000)	0	0		42,757,000	0
Treasury share retirement								$ 2,146.5	$ 2,146.5	$ 0	$ 0	$ 0.4	$ (0.4)	$ 0	$ 0	$ 2,146.1	$ (2,146.1)	$ 0	$ 0